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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-02090
Invesco Van Kampen Bond Fund

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 6/30
Date of reporting period: 9/30/10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Van Kampen Bond Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	VK-CE-BOND-QTR-1 09/10	Invesco Advisers, Inc.

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 88.6%
	Aerospace & Defense 0.3%
$225	Bombardier, Inc. (Canada) (a)	7.500%	03/15/18	$243,000
455	Bombardier, Inc. (Canada) (a)	7.750	03/15/20	494,812

				737,812

	Agricultural Products 0.6%
600	Cargill, Inc. (a)	5.600	09/15/12	653,702
460	Corn Products International, Inc.	3.200	11/01/15	468,254
300	Corn Products International, Inc.	6.625	04/15/37	325,470

				1,447,426

	Airlines 0.4%
404	America West Airlines LLC	7.100	04/02/21	394,670
560	Delta Air Lines, Inc.	6.200	07/02/18	592,900

				987,570

	Asset Management & Custody Banks 0.2%
435	State Street Capital Trust III (b)	8.250	01/29/49	443,156

	Automotive 1.2%
575	AutoNation, Inc.	6.750	04/15/18	592,250
1,000	Case New Holland, Inc.	7.750	09/01/13	1,092,500
700	Ford Motor Credit Co., LLC	6.625	08/15/17	749,000
420	Ford Motor Credit Co., LLC	7.000	04/15/15	450,450

				2,884,200

	Automotive Retail 1.4%
2,350	Advance Auto Parts, Inc.	5.750	05/01/20	2,529,188
675	AutoZone, Inc.	6.500	01/15/14	762,996

				3,292,184

	Banking 17.2%
1,550	American Express Co.	8.125	05/20/19	2,008,458
500	Bank of America Corp.	3.700	09/01/15	506,593
800	Bank of America Corp.	5.650	05/01/18	850,080
695	Bank of America Corp.	7.625	06/01/19	830,651

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$335	Barclays Bank PLC (United Kingdom) (a)	6.050%	12/04/17	$362,270
1,280	Barclays Bank PLC (United Kingdom)	6.750	05/22/19	1,529,729
1,030	Bear Stearns Cos., LLC	5.550	01/22/17	1,125,253
315	Bear Stearns Cos., LLC	6.400	10/02/17	367,825
680	Bear Stearns Cos., LLC	7.250	02/01/18	831,010
645	Capital One Bank USA NA	8.800	07/15/19	826,405
600	Capital One Capital VI	8.875	05/15/40	630,750
1,095	Citigroup, Inc.	5.875	05/29/37	1,107,285
1,450	Citigroup, Inc.	6.125	05/15/18	1,588,643
745	Citigroup, Inc.	8.125	07/15/39	945,027
1,200	Credit Agricole SA (France) (a)(b)	8.375	10/29/49	1,292,808
475	Credit Suisse (Switzerland)	5.400	01/14/20	508,242
750	Credit Suisse New York (Switzerland)	4.375	08/05/20	768,904
2,785	Credit Suisse New York (Switzerland)	5.300	08/13/19	3,097,034
230	Credit Suisse New York (Switzerland)	6.000	02/15/18	254,597
590	Discover Bank	8.700	11/18/19	702,926
1,320	Goldman Sachs Group, Inc.	6.750	10/01/37	1,387,667
1,075	Hana Bank (Republic of Korea (South Korea)) (a)	4.500	10/30/15	1,126,199
1,080	HBOS PLC (United Kingdom) (a)	6.750	05/21/18	1,084,687
2,165	JPMorgan Chase Capital XXVII	7.000	11/01/39	2,219,671
690	Lloyds TSB Bank PLC (United Kingdom) (a)	5.800	01/13/20	718,206
1,095	Macquarie Group Ltd. (Australia) (a)	6.000	01/14/20	1,172,201
498	Macquarie Group Ltd. (Australia) (a)	7.625	08/13/19	590,677

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$765	Merrill Lynch & Co., Inc.	7.750%	05/14/38	$889,815
1,030	Nationwide Building Society (United Kingdom) (a)	6.250	02/25/20	1,142,588
210	Rabobank Nederland NV (Netherlands) (a)(b)	11.000	06/29/49	272,397
1,130	Regions Financial Corp.	5.750	06/15/15	1,152,982
760	Royal Bank of Scotland Group PLC (United Kingdom)	6.400	10/21/19	826,998
1,160	Royal Bank of Scotland PLC (United Kingdom)	4.875	03/16/15	1,222,601
800	Santander US Debt SA Unipersonal (Spain) (a)	3.724	01/20/15	811,212
800	Standard Chartered Bank (United Kingdom) (a)	6.400	09/26/17	909,548
270	Standard Chartered PLC (United Kingdom) (a)	3.850	04/27/15	281,663
985	UBS AG Stamford Branch (Switzerland)	5.875	12/20/17	1,118,737
2,570	Wells Fargo & Co.	5.625	12/11/17	2,935,040

				39,997,379

	Broadcasting & Cable TV 1.3%
820	COX Communications, Inc.	6.750	03/15/11	842,716
2,000	Discovery Communications LLC	3.700	06/01/15	2,134,263

				2,976,979

	Brokerage 0.4%
1,000	Morgan Stanley	4.000	07/24/15	1,026,143

	Building Materials 0.7%
720	CRH America, Inc.	6.000	09/30/16	802,960
315	CRH America, Inc.	8.125	07/15/18	379,284

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Building Materials (continued)
$455	Holcim US Finance Sarl & Cie SCS (Luxembourg) (a)	6.000%	12/30/19	$501,756

				1,684,000

	Chemicals 0.5%
605	Agrium, Inc. (Canada)	6.750	01/15/19	719,963
465	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	492,113

				1,212,076

	Coal & Consumable Fuels 0.2%
500	Arch Coal, Inc.	7.250	10/01/20	530,000

	Consumer Products 0.2%
375	Fortune Brands, Inc.	6.375	06/15/14	424,305

	Department Stores 1.0%
2,000	Macy’s Retail Holdings, Inc.	5.350	03/15/12	2,070,000
150	Sears Holdings Corp. (a)(c)	6.625	10/15/18	150,000

				2,220,000

	Diversified Banks 2.0%
775	Groupe BPCE (France) (a)(c)	2.375	10/04/13	779,153
1,275	HSBC Bank PLC (United Kingdom) (a)	4.125	08/12/20	1,296,027
250	HSBC Bank USA NA	4.875	08/24/20	260,424
540	Lloyds TSB Bank PLC (United Kingdom) (a)	6.500	09/14/20	551,204
660	National Agricultural Cooperative Federation (Republic of Korea (South Korea)) (a)	4.250	01/28/16	684,958
500	Santander US Debt SA Unipersonal (Spain) (a)(c)	2.991	10/07/13	500,000
625	US Bancorp	2.000	06/14/13	640,526

				4,712,292

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Chemicals 0.2%
$310	Dow Chemical Co.	8.550%	05/15/19	$392,228

	Diversified Manufacturing 0.7%
1,330	General Electric Co.	5.250	12/06/17	1,498,819

	Diversified REIT’s 0.3%
545	Qatari Diar Finance QSC (Qatar) (a)	5.000	07/21/20	572,049

	Electric 4.5%
1,055	AES Corp.	8.000	06/01/20	1,149,950
650	CMS Energy Corp.	6.250	02/01/20	689,000
150	CMS Energy Corp.	6.300	02/01/12	157,500
480	Consumers Energy Co.	5.800	09/15/35	548,856
315	Dominion Resources, Inc., Ser B	7.000	06/15/38	411,132
945	Enel Finance International SA (Luxembourg) (a)	5.125	10/07/19	1,003,797
650	Entergy Gulf States Louisiana LLC	5.590	10/01/24	746,834
615	FirstEnergy Solutions Corp.	6.050	08/15/21	659,856
785	FirstEnergy Solutions Corp.	6.800	08/15/39	795,984
255	Indianapolis Power & Light Co. (a)	6.300	07/01/13	285,025
535	Nisource Finance Corp.	6.800	01/15/19	632,345
240	NRG Energy, Inc.	8.500	06/15/19	253,800
350	Ohio Power Co.	5.375	10/01/21	401,453
340	Progress Energy, Inc.	7.050	03/15/19	423,937
1,175	Southern Power Co., Ser D	4.875	07/15/15	1,315,776
595	Virginia Electric & Power Co.	8.875	11/15/38	906,059

				10,381,304

	Electric Utilities 1.0%
1,500	DCP Midstream LLC (a)	9.700	12/01/13	1,822,165

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric Utilities (continued)
$400	Southern Co.	2.375%	09/15/15	$406,708

				2,228,873

	Entertainment 0.3%
675	Time Warner, Inc.	6.500	11/15/36	757,350

	Environmental & Facilities Services 0.3%
645	Waste Management, Inc.	5.000	03/15/14	709,881

	Food Retail 0.6%
350	Kroger Co.	5.400	07/15/40	362,904
1,000	Safeway, Inc.	3.950	08/15/20	1,010,448

				1,373,352

	Food/Beverage 3.1%
2,000	Anehuser-Busch InBev Worldwide, Inc.	2.500	03/26/13	2,051,512
1,000	Anheuser-Busch InBev Worldwide, Inc.	3.000	10/15/12	1,037,523
120	Anheuser-Busch InBev Worldwide, Inc. (a)	8.200	01/15/39	172,715
730	ConAgra Foods, Inc.	7.000	10/01/28	877,551
575	ConAgra Foods, Inc.	8.250	09/15/30	777,488
135	Constellation Brands, Inc.	7.250	09/01/16	143,437
505	Grupo Bimbo SAB de CV (Mexico) (a)	4.875	06/30/20	533,162
255	Kraft Foods, Inc.	6.875	02/01/38	312,261
850	Kraft Foods, Inc.	6.875	01/26/39	1,036,653
205	Sara Lee Corp.	2.750	09/15/15	207,880

				7,150,182

	Gas Utilities 0.4%
655	EQT Corp.	8.125	06/01/19	811,489

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Gold 0.4%
$1,000	Gold Fields Orogen Holding Ltd. (British Virgin Islands) (a)(c)	4.875%	10/07/20	$992,970

	Health Care 1.5%
1,400	Boston Scientific Corp.	6.000	01/15/20	1,495,530
240	HCA, Inc.	8.500	04/15/19	267,600
610	Life Technologies Corp.	6.000	03/01/20	693,456
1,000	Novant Health, Inc.	5.850	11/01/19	1,117,786

				3,574,372

	Health Care Equipment 0.4%
800	CareFusion Corp.	4.125	08/01/12	837,000

	Health Care Services 0.7%
1,585	Express Scripts, Inc.	5.250	06/15/12	1,691,261

	Hotels, Resorts & Cruise Lines 0.1%
155	Hyatt Hotels Corp. (a)	6.875	08/15/19	172,360

	Independent Energy 1.3%
700	Anadarko Petroleum Corp.	8.700	03/15/19	838,687
945	EnCana Corp. (Canada)	6.500	02/01/38	1,102,029
265	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	280,569
290	Newfield Exploration Co.	7.125	05/15/18	310,300
145	Pioneer Natural Resources Co.	6.650	03/15/17	155,016
320	Plains Exploration & Production Co.	7.625	06/01/18	338,000

				3,024,601

	Industrial Conglomerates 0.3%
375	NBC Universal, Inc. (a)(c)	2.100	04/01/14	375,717
355	NBC Universal, Inc. (a)(c)	5.950	04/01/41	359,873

				735,590

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Insurance Brokers 0.2%
$500	AON Corp.	3.500%	09/30/15	$509,944

	Integrated Energy 0.8%
515	Chesapeake Energy Corp.	7.625	07/15/13	562,637
480	Hess Corp.	6.000	01/15/40	529,143
660	Petro-Canada (Canada)	6.800	05/15/38	785,635

				1,877,415

	Integrated Telecommunication Services 0.3%
705	Frontier Communications Corp.	8.500	04/15/20	771,094

	Internet Retail 0.7%
1,555	Expedia, Inc. (a)	5.950	08/15/20	1,587,676

	Investment Banking & Brokerage 1.1%
875	Charles Schwab Corp.	4.450	07/22/20	918,058
615	Goldman Sachs Group, Inc.	3.700	08/01/15	631,805
1,010	Jefferies Group, Inc.	6.875	04/15/21	1,078,219

				2,628,082

	Life Insurance 3.8%
650	Aegon NV (Netherlands)	4.625	12/01/15	691,510
200	Aflac, Inc.	6.450	08/15/40	208,069
540	Aflac, Inc.	8.500	05/15/19	689,247
615	Lincoln National Corp.	8.750	07/01/19	792,805
255	MetLife, Inc.	2.375	02/06/14	258,008
75	MetLife, Inc.	5.700	06/15/35	80,680
50	MetLife, Inc.	6.817	08/15/18	60,415
785	MetLife, Inc.	10.750	08/01/39	1,016,575
1,150	Pacific LifeCorp (a)	6.000	02/10/20	1,260,178
775	Protective Life Corp.	7.375	10/15/19	872,757
820	Prudential Financial, Inc.	4.750	09/17/15	890,752
390	Prudential Financial, Inc.	6.625	12/01/37	442,143
645	Prudential Financial, Inc.	7.375	06/15/19	786,069

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Life Insurance (continued)
$625	Reinsurance Group of America, Inc.	6.450%	11/15/19	$689,759

				8,738,967

	Managed Health Care 0.2%
450	WellPoint, Inc.	5.800	08/15/40	472,708

	Media-Cable 3.8%
330	Cablevision Systems Corp.	7.750	04/15/18	352,275
210	Comcast Corp.	5.150	03/01/20	230,124
1,545	Comcast Corp.	5.700	05/15/18	1,768,981
580	Comcast Corp.	6.450	03/15/37	642,935
500	Comcast Corp.	6.500	01/15/15	588,090
305	COX Communications, Inc. (a)	8.375	03/01/39	414,785
250	CSC Holdings, Inc.	7.625	07/15/18	272,500
2,100	DirecTV Holdings LLC	7.625	05/15/16	2,346,750
685	Time Warner Cable, Inc.	6.750	07/01/18	816,146
310	Time Warner Cable, Inc.	6.750	06/15/39	357,814
295	Time Warner Cable, Inc.	8.250	04/01/19	381,300
455	Time Warner Cable, Inc.	8.750	02/14/19	601,159

				8,772,859

	Media-Noncable 1.4%
570	CBS Corp.	8.875	05/15/19	741,638
210	Grupo Televisa SA (Mexico)	6.000	05/15/18	233,176
325	News America, Inc.	6.400	12/15/35	360,624
600	News America, Inc.	6.650	11/15/37	688,620
1,080	WPP Finance UK PLC (United Kingdom)	8.000	09/15/14	1,287,423

				3,311,481

	Metals 4.7%
890	Anglo American Capital PLC (United Kingdom) (a)	9.375	04/08/19	1,195,409

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Metals (continued)
$970	ArcelorMittal (Luxembourg)	3.750%	08/05/15	$982,200
625	ArcelorMittal (Luxembourg)	7.000	10/15/39	637,628
770	ArcelorMittal (Luxembourg)	9.850	06/01/19	990,258
1,320	Freeport-McMoRan Cooper & Gold, Inc.	8.375	04/01/17	1,471,388
475	Newmont Mining Corp.	6.250	10/01/39	547,075
1,750	Rio Tinto Finance USA Ltd. (Australia)	9.000	05/01/19	2,436,569
230	Southern Copper Corp.	5.375	04/16/20	244,413
335	Southern Copper Corp.	6.750	04/16/40	366,962
221	Teck Resources Ltd. (Canada)	10.250	05/15/16	268,515
545	Vale Overseas Ltd. (Cayman Islands)	5.625	09/15/19	607,235
490	Vale Overseas Ltd. (Cayman Islands)	6.875	11/21/36	564,081
580	Vale Overseas Ltd. (Cayman Islands)	6.875	11/10/39	669,392

				10,981,125

	Multi-Line Insurance 0.1%
150	Genworth Financial, Inc.	7.700	06/15/20	158,740

	Multi-Utilities 0.2%
500	Dominion Resources, Inc.	2.250	09/01/15	506,594

	Noncaptive-Consumer Finance 1.2%
360	General Electric Capital Corp.	5.875	01/14/38	366,028
1,000	General Electric Capital Corp.	6.000	08/07/19	1,128,772
855	HSBC Finance Corp.	5.500	01/19/16	940,348
435	SLM Corp.	8.000	03/25/20	430,861

				2,866,009

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Noncaptive-Diversified Finance 0.5%
$705	Blackstone Holdings Finance Co. LLC (a)	6.625%	08/15/19	$748,649
320	General Electric Capital Corp.	5.500	01/08/20	349,817

				1,098,466

	Office 0.2%
525	Digital Realty Trust LP (a)	4.500	07/15/15	545,205

	Oil & Gas Drilling 0.4%
985	Transocean, Inc. (Switzerland)	4.950	11/15/15	1,021,322

	Oil & Gas Exploration & Production 1.5%
1,700	Anadarko Petroleum Corp.	6.375	09/15/17	1,865,219
365	Empresa Nacional de Petroleo (Chile) (a)	5.250	08/10/20	381,132
630	Petroleos Mexicanos (Mexico) (a)	5.500	01/21/21	672,178
500	Range Resources Corp.	7.500	05/15/16	524,375

				3,442,904

	Other Diversified Financial Services 0.9%
555	ERAC USA Finance LLC (a)	2.750	07/01/13	567,504
200	ERAC USA Finance LLC (a)	5.800	10/15/12	216,299
510	ING Bank NV (Netherlands) (a)	3.000	09/01/15	514,388
730	NASDAQ OMX Group, Inc.	5.550	01/15/20	775,698

				2,073,889

	Paper 0.6%
105	Georgia-Pacific LLC (a)	8.250	05/01/16	117,338
715	International Paper Co.	7.500	08/15/21	854,946
375	International Paper Co.	9.375	05/15/19	485,859

				1,458,143

	Pharmaceuticals 0.1%
120	Wyeth	6.450	02/01/24	149,706

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pipelines 2.8%
$276	Colorado Interstate Gas Co.	6.800%	11/15/15	$327,348
250	Enterprise Products Operating LLC	5.250	01/31/20	272,632
720	Enterprise Products Operating LLC	5.600	10/15/14	813,533
295	Enterprise Products Operating LLC	6.500	01/31/19	344,281
560	Kinder Morgan Energy Partners LP	5.850	09/15/12	605,146
585	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	606,938
559	Kinder Morgan, Inc.	6.500	09/01/12	595,335
500	Spectra Energy Capital LLC	5.668	08/15/14	562,483
225	Spectra Energy Capital LLC	8.000	10/01/19	286,078
755	Texas Eastern Transmission LP	7.000	07/15/32	935,945
1,000	Williams Partners LP	7.250	02/01/17	1,193,960

				6,543,679

	Property & Casualty Insurance 2.3%
795	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	820,341
1,055	American Financial Group, Inc.	9.875	06/15/19	1,303,905
1,100	CNA Financial Corp.	7.350	11/15/19	1,246,911
980	Farmers Insurance Exchange Surplus (a)	8.625	05/01/24	1,132,854
90	WR Berkley Corp.	5.375	09/15/20	92,127
710	XL Group PLC (Ireland)	5.250	09/15/14	760,332

				5,356,470

	Railroads 1.4%
225	Canadian Pacific Railway Co. (Canada)	4.450	03/15/23	228,842
770	CSX Corp.	6.150	05/01/37	873,934

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Railroads (continued)
$2,000	Union Pacific Corp.	4.000%	02/01/21	$2,081,660

				3,184,436

	Refining 0.6%
1,250	Enterprise Products Operating LLC	6.450	09/01/40	1,392,310

	Regional Banks 0.1%
305	SVB Financial Group	5.375	09/15/20	309,605

	REITS 1.8%
800	Boston Properties LP	5.875	10/15/19	896,630
660	Duke Realty LP	6.750	03/15/20	739,233
350	Entertainment Properties Trust (a)	7.750	07/15/20	355,839
375	Federal Realty Investment Trust	5.900	04/01/20	419,133
525	Mack-Cali Realty Corp.	7.750	08/15/19	628,224
1,050	WEA Finance LLC (a)	6.750	09/02/19	1,229,499

				4,268,558

	Restaurants 0.6%
530	McDonald’s Corp.	4.875	07/15/40	545,858
780	Yum! Brands, Inc.	6.875	11/15/37	931,793

				1,477,651

	Retailers 1.6%
1,289	CVS Pass-Through Trust	6.036	12/10/28	1,353,487
201	CVS Pass-Through Trust (a)	8.353	07/10/31	252,293
800	Home Depot, Inc.	5.875	12/16/36	852,438
190	JC Penney Co., Inc.	5.650	06/01/20	194,371
386	JC Penney Corp., Inc.	6.375	10/15/36	373,110
140	Kohl’s Corp.	6.875	12/15/37	174,424
400	Wal-Mart Stores, Inc.	5.250	09/01/35	430,515

				3,630,638

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Sovereigns 0.5%
$1,135	Korea Development Bank (Republic of Korea (South Korea))	4.375%	08/10/15	$1,214,144

	Specialized Finance 0.5%
1,120	Moody’s Corp.	5.500	09/01/20	1,157,111

	Supermarkets 0.4%
1,000	SUPERVALU, Inc.	7.500	11/15/14	1,007,500

	Systems Software 0.2%
535	Symantec Corp.	4.200	09/15/20	537,558

	Technology 0.8%
140	Corning, Inc.	6.625	05/15/19	170,197
490	Corning, Inc.	7.250	08/15/36	580,186
215	Xerox Corp.	5.625	12/15/19	240,751
660	Xerox Corp.	6.350	05/15/18	767,362

				1,758,496

	Technology Distributors 0.6%
1,200	Avnet, Inc.	5.875	06/15/20	1,277,961

	Textiles 0.1%
260	Levi Strauss & Co.	7.625	05/15/20	270,400

	Tobacco 1.0%
1,000	Altria Group, Inc.	4.125	09/11/15	1,072,573
340	Altria Group, Inc.	9.700	11/10/18	459,989
410	Altria Group, Inc.	10.200	02/06/39	603,082
115	Philip Morris International, Inc.	6.375	05/16/38	142,341

				2,277,985

	Wireless 0.8%
1,215	Crown Castle Towers LLC (a)	4.883	08/15/20	1,252,691

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless (continued)
$275	Intelsat Subsidiary Holding Co., Ltd. (Bermuda)	8.500%	01/15/13	$279,125
250	SBA Telecommunications, Inc.	8.250	08/15/19	273,750

				1,805,566

	Wireline 6.1%
86	AT&T Corp.	8.000	11/15/31	114,939
2,874	AT&T, Inc. (a)	5.350	09/01/40	2,941,388
155	AT&T, Inc.	6.550	02/15/39	181,787
651	British Telecommunications PLC (United Kingdom)	9.375	12/15/10	661,606
295	CenturyTel, Inc.	6.150	09/15/19	303,927
150	Deutsche Telekom International Finance BV (Netherlands)	6.000	07/08/19	179,574
225	Deutsche Telekom International Finance BV (Netherlands)	6.750	08/20/18	276,947
440	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	616,961
650	GTE Corp.	6.940	04/15/28	758,623
210	Qwest Corp.	6.875	09/15/33	208,425
500	Sable International Finance Ltd. (Cayman Islands) (a)	7.750	02/15/17	526,409
1,030	SBC Communications, Inc.	6.150	09/15/34	1,139,980
1,850	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	2,136,204
230	Telecom Italia Capital SA (Luxembourg)	7.175	06/18/19	270,848
1,145	Telefonica Europe BV (Netherlands)	8.250	09/15/30	1,521,071
200	Verizon Communications, Inc.	6.400	02/15/38	231,356

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline (continued)
$1,360	Verizon Communications, Inc.	8.950%	03/01/39	$1,995,744

				14,065,789

	Total Corporate Bonds 88.6%			205,987,389

	United States Treasury Obligations 2.5%
3,850	United States Treasury Bonds	7.500	11/15/24	5,837,562

	Collateralized Mortgage Obligations 2.0%
400	Banc of America Commercial Mortgage, Inc. (b)	5.934	02/10/51	431,019
700	Bear Stearns Commercial Mortgage Securities (b)	5.471	01/12/45	767,261
953	Commercial Mortgage Pass Through Certificates (a)(d)	0.347	06/15/22	913,856
1,000	GS Mortgage Securities Corp. II (a)(b)	5.635	08/10/43	1,059,007
760	LB-UBS Commercial Mortgage Trust	5.372	09/15/39	828,093
635	TIAA Seasoned Commercial Mortgage Trust (b)	5.762	08/15/39	676,651

	Total Collateralized Mortgage Obligations 2.0%			4,675,887

	Municipal Bonds 1.2%
	California 0.1%
230	California St Taxable Var Purp 3	5.950	04/01/16	254,106

	Kentucky 0.4%
870	Kentucky Asset / Liability Commn Gen Fd Rev Taxable	3.165	04/01/18	880,109

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York 0.2%
$400	New York, NY City Mun Wtr & Swr Rev Build America Bonds	5.724%	06/15/42	$434,992

	Texas 0.5%
1,075	Texas St Transn Commn Taxable-first Tier, Ser B	5.178	04/01/30	1,161,667

	Total Municipal Bonds 1.2%			2,730,874

	Asset Backed Securities 0.9%
2,000	Capital One Multi-Asset Execution Trust	4.790	08/15/13	2,003,116

	Total Long-Term Investments 95.2% (Cost $201,430,956)			221,234,828

Description	Shares	Value

Money Market Funds 4.2%
Liquid Assets Portfolio-Institutional Class (e)	4,905,738	$4,905,738
Premier Portfolio-Institutional Class (e)	4,905,738	4,905,738

Total Money Market Funds 4.2% (Cost $9,811,476)		9,811,476

United States Government Agencies & Obligations 1.1%
United States Treasury Bill ($2,548,000 par, yielding 0.139%, 10/28/10 Maturity) (Cost $2,547,628) (f)		2,547,628

Total Investments 100.5% (Cost $213,790,060)		233,593,932

Liabilities in Excess of Other Assets (0.5%)		(1,086,659)

Net Assets 100.0%		$232,507,273

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
Percentages are calculated as a percentage of net assets.
(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Variable Rate Coupon

(c)	Security purchased on a when-issued or delayed delivery basis.

(d)	Floating Rate Coupon

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	All or a portion of this security has been physically segregated in connection with open futures contracts.
REIT — Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation

Long Contracts:
U.S. Treasury Bonds 30-Year Futures, December 2010 (Current Notional Value of $133,719 per contract)	12	$(1,150)
U.S. Treasury Notes 5-Year Futures, December 2010 (Current Notional Value of $120,867 per contract)	352	271,511
Ultra Long-Term U.S. Treasury Bonds Futures, December 2010 (Current Notional Value of $141,281 per contract)	27	(71,354)

Total Long Contracts:	391	199,007

Short Contracts:
U.S. Treasury Notes 10-Year Futures, December 2010 (Current Notional Value of $126,047 per contract)	372	(180,969)

Total Futures Contracts	763	$18,038

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements — Generally Accepted Accounting Principals (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1—	Prices are determined using quoted prices in an active market for identical assets.

Level 2—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the valued reflected in the financial statements my materially differ from the value received upon actual sale of those investments.
     During the three months ended September 30, 2010, there were no significant transfers between investment levels.

Invesco Van Kampen Bond Fund
Schedule of Investments ▪ September 30, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position

Corporate Bonds	$—	$205,987,389	$—	$205,987,389
United States Treasury Obligations	—	5,837,562	—	5,837,562
Collateralized Mortgage Obligations	—	4,675,887	—	4,675,887

Municipal Bonds	—	2,730,874	—	2,730,874

Asset Backed Securities	—	2,003,116	—	2,003,116

United States Government Agency Obligations	—	2,547,628	—	2,547,628

Money Market Funds	9,811,476	—	—	9,811,476

Futures	271,511	—	—	271,511

Total Investments in an Asset Position	$10,082,987	$223,782,456	$—	$233,865,443

Investments in a Liability Position
Futures	$(253,473)	$—	$—	$(253,473)

Investment Securities — Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$19,693,632
Aggregate unrealized (depreciation) of investment securities	(214,725)

Net unrealized appreciation of investment securities	$19,478,907

Cost of investments for tax purposes is $214,115,025.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Bond Fund

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: November 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.